MEMBERS' EQUITY (Details) $ / shares in Units, $ in Thousands	1 Months Ended									4 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Jan. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	May 31, 2019 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2020 director shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Class of Stock [Line Items]
Number of directors entitled to be appointed by common interests | director												2
Number of directors consisted by Board | director												8
Common interests
Class of Stock [Line Items]
Number of interests issued	8,620,690
Share issue price | $ / shares	$ 3.50
Common interests authorized										143,749,364	188,136,494	179,515,804	143,749,364
Number of common interests held by entity in which the chief executive officer retains voting control											59,500,000	59,500,000	59,500,000
Class A preferred interests
Class of Stock [Line Items]
Number of interests issued															73,723,250
Share issue price | $ / shares															$ 1.00
Gross proceeds from sales | $															$ 73,700
Preferred interests authorized										73,723,250	73,723,250	73,723,250	73,723,250
Class B preferred interests
Class of Stock [Line Items]
Number of interests issued								10,645,716	23,377,811
Share issue price | $ / shares								$ 2.84	$ 2.84
Gross proceeds from sales | $								$ 96,600
Net proceeds from sales | $								91,900
Placement agent fees and other offering expenses | $								$ 4,700
Number of common interests issued in exchange for services														26,406
Value of common interests issued in exchange for services | $														$ 75
Preferred interests authorized										34,023,527	34,023,527	34,023,527	34,023,527
Class C preferred interests
Class of Stock [Line Items]
Number of interests issued						24,821,537	12,820,513
Share issue price | $ / shares						$ 3.12	$ 3.12
Gross proceeds from sales | $						$ 117,400
Net proceeds from sales | $						114,100
Placement agent fees and other offering expenses | $						$ 3,300
Preferred interests authorized										37,642,050	37,642,050	37,642,050	37,642,050
Class D preferred interests
Class of Stock [Line Items]
Number of interests issued				14,639,247	22,270,112					2,011,495
Share issue price | $ / shares				$ 3.48	$ 3.48					$ 1.90			$ 1.90
Gross proceeds from sales | $				$ 128,200
Net proceeds from sales | $				125,200
Placement agent fees and other offering expenses | $				$ 3,000
Preferred interests authorized										36,909,359	36,909,359	36,909,359	36,909,359
Class E preferred interests
Class of Stock [Line Items]
Share issue price | $ / shares		$ 2.98	$ 3.78
Number of common interests issued as part of acquisition		1,724,138	112,949,305
Preferred interests authorized										0	112,949,305	112,949,305	0